JPMorgan BetaBuilders MSCI US REIT ETF
Schedule of Portfolio Investments as of November 30, 2022
(Unaudited)
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NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
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It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for
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solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2022.

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.5%
Apartments — 17.6%
American Homes 4 Rent, Class A, REIT	306,746	10,144,090
Apartment Income REIT Corp., REIT	151,124	5,750,268
Apartment Investment and Management Co., Class A, REIT	149,128	1,249,693
AvalonBay Communities, Inc., REIT	137,054	23,970,745
Camden Property Trust, REIT	99,192	11,935,773
Centerspace, REIT	15,066	971,757
Equity LifeStyle Properties, Inc., REIT	173,262	11,508,062
Equity Residential, REIT	350,213	22,714,815
Essex Property Trust, Inc., REIT	63,832	14,067,296
Independence Realty Trust, Inc., REIT	217,658	3,943,963
Invitation Homes, Inc., REIT	598,234	19,520,376
Mid-America Apartment Communities, Inc., REIT	113,147	18,655,677
NexPoint Residential Trust, Inc., REIT	22,625	1,088,036
Sun Communities, Inc., REIT	120,875	17,756,538
UDR, Inc., REIT	318,468	13,206,868
		176,483,957
Diversified — 17.7%
Alexander & Baldwin, Inc., REIT	71,272	1,407,622
American Assets Trust, Inc., REIT	50,428	1,477,036
Armada Hoffler Properties, Inc., REIT	66,384	806,566
Broadstone Net Lease, Inc., REIT	169,676	2,879,402
Digital Realty Trust, Inc., REIT	281,699	31,679,870
Elme Communities, REIT	85,665	1,692,740
EPR Properties, REIT	73,526	3,059,417
Equinix, Inc., REIT	89,265	61,650,872
Farmland Partners, Inc., REIT	50,556	671,384
Gaming and Leisure Properties, Inc., REIT	251,525	13,232,730
Gladstone Commercial Corp., REIT	38,747	735,805
Gladstone Land Corp., REIT	31,854	654,281
Global Net Lease, Inc., REIT	101,630	1,375,054
InvenTrust Properties Corp., REIT	66,090	1,699,174
iStar, Inc., REIT	83,679	671,942
LXP Industrial Trust, REIT	274,335	2,951,845
Necessity Retail REIT, Inc. (The), REIT	130,622	872,555
One Liberty Properties, Inc., REIT	16,542	394,361
Safehold, Inc., REIT	24,522	723,870
UMH Properties, Inc., REIT	51,273	902,917
VICI Properties, Inc., REIT	943,960	32,283,432
WP Carey, Inc., REIT	189,077	14,899,268
		176,722,143
Health Care — 10.1%
CareTrust REIT, Inc., REIT	95,102	1,883,020
Community Healthcare Trust, Inc., REIT	23,369	823,991
Global Medical REIT, Inc., REIT	61,007	616,171
Healthcare Realty Trust, Inc., REIT	372,990	7,657,485
Healthpeak Properties, Inc., REIT	528,864	13,887,969
LTC Properties, Inc., REIT	39,701	1,559,852

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care — continued
Medical Properties Trust, Inc., REIT	587,103	7,702,791
National Health Investors, Inc., REIT	43,768	2,462,388
Omega Healthcare Investors, Inc., REIT	229,459	6,948,018
Physicians Realty Trust, REIT	221,826	3,311,862
Sabra Health Care REIT, Inc., REIT	226,381	2,922,579
Universal Health Realty Income Trust, REIT	12,850	674,496
Ventas, Inc., REIT	391,772	18,229,151
Welltower, Inc., REIT	454,166	32,259,411
		100,939,184
Hotels — 3.7%
Apple Hospitality REIT, Inc., REIT	213,116	3,635,759
Chatham Lodging Trust, REIT *	45,443	607,573
DiamondRock Hospitality Co., REIT	206,735	1,945,376
Host Hotels & Resorts, Inc., REIT	700,691	13,271,088
Park Hotels & Resorts, Inc., REIT	220,376	2,827,424
Pebblebrook Hotel Trust, REIT	128,843	2,145,236
RLJ Lodging Trust, REIT	159,517	1,933,346
Ryman Hospitality Properties, Inc., REIT	51,358	4,700,798
Service Properties Trust, REIT	161,858	1,270,585
Summit Hotel Properties, Inc., REIT	104,777	895,843
Sunstone Hotel Investors, Inc., REIT	208,100	2,287,019
Xenia Hotels & Resorts, Inc., REIT	112,082	1,728,305
		37,248,352
Industrial — 15.2%
Americold Realty Trust, Inc., REIT	264,014	7,880,818
EastGroup Properties, Inc., REIT	42,699	6,628,593
First Industrial Realty Trust, Inc., REIT	129,447	6,543,546
Indus Realty Trust, Inc., REIT	3,995	255,680
Industrial Logistics Properties Trust, REIT	64,128	261,001
Innovative Industrial Properties, Inc., REIT	27,420	3,323,578
Plymouth Industrial REIT, Inc., REIT	39,332	814,172
Prologis, Inc., REIT	904,661	106,560,019
Rexford Industrial Realty, Inc., REIT	167,668	9,270,364
STAG Industrial, Inc., REIT	175,656	5,780,839
Terreno Realty Corp., REIT	74,045	4,341,999
		151,660,609
Office — 7.4%
Alexandria Real Estate Equities, Inc., REIT	151,929	23,641,672
Boston Properties, Inc., REIT	145,938	10,519,211
Brandywine Realty Trust, REIT	168,161	1,161,992
City Office REIT, Inc., REIT	40,749	403,008
Corporate Office Properties Trust, REIT	110,190	3,059,976
Cousins Properties, Inc., REIT	148,426	3,915,478
Douglas Emmett, Inc., REIT	172,291	2,984,080
Easterly Government Properties, Inc., REIT	84,564	1,339,494
Empire State Realty Trust, Inc., Class A, REIT	135,481	1,044,559

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Office — continued
Equity Commonwealth, REIT	109,034	2,953,731
Highwoods Properties, Inc., REIT	103,094	3,072,201
Hudson Pacific Properties, Inc., REIT	138,845	1,605,048
JBG SMITH Properties, REIT	100,906	2,079,673
Kilroy Realty Corp., REIT	103,093	4,455,679
Office Properties Income Trust, REIT	47,493	726,168
Orion Office REIT, Inc., REIT	55,512	515,706
Paramount Group, Inc., REIT	176,704	1,152,110
Piedmont Office Realty Trust, Inc., Class A, REIT	120,946	1,259,048
SL Green Realty Corp., REIT	63,022	2,644,403
Veris Residential, Inc., REIT *	75,878	1,218,601
Vornado Realty Trust, REIT	159,769	4,040,558
		73,792,396
Regional Malls — 4.3%
CBL & Associates Properties, Inc., REIT (a)	12,473	380,426
Macerich Co. (The), REIT	210,508	2,673,452
Simon Property Group, Inc., REIT	320,849	38,322,205
Tanger Factory Outlet Centers, Inc., REIT	102,298	1,989,696
		43,365,779
Shopping Centers — 5.9%
Acadia Realty Trust, REIT	93,045	1,431,032
Alexander's, Inc., REIT	2,252	550,029
Brixmor Property Group, Inc., REIT	293,717	6,808,360
Federal Realty Investment Trust, REIT	71,370	7,929,207
Kimco Realty Corp., REIT	606,196	13,894,012
Kite Realty Group Trust, REIT	214,761	4,896,551
NETSTREIT Corp., REIT	49,341	963,630
Phillips Edison & Co., Inc., REIT	114,382	3,686,532
Regency Centers Corp., REIT	150,947	10,027,409
Retail Opportunity Investments Corp., REIT	122,067	1,861,522
RPT Realty, REIT	83,482	934,999
Saul Centers, Inc., REIT	14,046	605,383
SITE Centers Corp., REIT	188,809	2,565,914
Urban Edge Properties, REIT	115,106	1,810,617
Urstadt Biddle Properties, Inc., Class A, REIT	29,564	565,559
Whitestone, REIT	45,969	447,278
		58,978,034
Single Tenant — 7.2%
Agree Realty Corp., REIT	78,246	5,473,308
Essential Properties Realty Trust, Inc., REIT	138,418	3,212,682
Four Corners Property Trust, Inc., REIT	79,842	2,166,912
Getty Realty Corp., REIT	38,936	1,285,667
National Retail Properties, Inc., REIT	173,592	8,047,725
Realty Income Corp., REIT	605,310	38,176,901

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Single Tenant — continued
Spirit Realty Capital, Inc., REIT	133,633	5,535,079
STORE Capital Corp., REIT	249,365	7,954,743
		71,853,017
Storage — 10.4%
CubeSmart, REIT	219,996	9,105,634
Extra Space Storage, Inc., REIT	131,251	21,090,723
Iron Mountain, Inc., REIT	284,911	15,479,215
Life Storage, Inc., REIT	82,710	8,890,498
National Storage Affiliates Trust, REIT	85,443	3,401,486
Public Storage, REIT	154,849	46,138,808
		104,106,364
Total Common Stocks (Cost $1,136,888,504)		995,149,835
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (b) (c) (Cost $4,099,867)	4,099,867	4,099,867
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.02% (b) (c)	197,430	197,450
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (b) (c)	10,871	10,871
Total Investment of Cash Collateral from Securities Loaned (Cost $208,281)		208,321
Total Short-Term Investments (Cost $4,308,148)		4,308,188
Total Investments — 99.9% (Cost $1,141,196,652)		999,458,023
Other Assets Less Liabilities — 0.1%		935,796
NET ASSETS — 100.0%		1,000,393,819

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at November 30, 2022. The total value of securities on loan at November 30, 2022 is $218,777.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of November 30, 2022.

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
Futures contracts outstanding as of November 30, 2022:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
DJ US Real Estate Index	136	12/16/2022	USD	4,709,680	351,347

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the NAV of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$999,458,023	$—	$—	$999,458,023
Appreciation in Other Financial Instruments
Futures Contracts (a)	$351,347	$—	$—	$351,347

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan BetaBuilders MSCI US REIT ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2022 (Unaudited) (continued)
issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2022	Shares at November 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.02% (a) (b)	$10,994,199	$105,000,000	$115,800,000	$2,112	$1,139	$197,450	197,430	$58,943	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (a) (b)	2,282,053	110,337,378	112,608,560	—	—	10,871	10,871	17,268	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.59% (a) (b)	11,322,728	73,984,656	81,207,517	—	—	4,099,867	4,099,867	58,057	—
Total	$24,598,980	$289,322,034	$309,616,077	$2,112	$1,139	$4,308,188		$134,268	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2022.